RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
RETIREMENT BENEFITS	RETIREMENT BENEFITS
Pension and Postretirement Plans
The Company has several non-contributory defined benefit pension plans covering certain U.S. employees and has various defined benefit pension and termination indemnity plans covering employees outside the U.S.
The U.S. qualified defined benefit plan was frozen effective January 1, 2008 for most employees. Accordingly, no additional compensation-based contributions have been credited to the cash balance portion of the plan for existing plan participants after 2007. However, certain employees covered under the prior final pay plan formula continue to accrue benefits. The Company also offers postretirement health care and life insurance benefits to certain eligible U.S. retired employees, as well as to certain eligible employees outside the U.S.
The Company also sponsors a number of non-contributory, nonqualified pension plans. These plans, which are unfunded, provide supplemental defined pension benefits to certain U.S. employees. With the exception of certain employees covered under the prior final pay plan formula, the benefits under these plans were frozen in prior years.
The plan obligations, plan assets and periodic plan expense for the Company’s most significant pension and postretirement benefit plans (Significant Plans) are measured and disclosed quarterly, instead of annually. The Significant Plans captured approximately 90% of the Company’s global pension and postretirement plan obligations as of December 31, 2021. All other plans (All Other Plans) are measured annually with a December 31 measurement date.

Net (Benefit) Expense
The following table summarizes the components of net (benefit) expense recognized in the Consolidated Statement of Income for the Company’s pension and postretirement plans for Significant Plans and All Other Plans:

	Pension plans						Postretirement benefit plans
	U.S. plans			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Benefits earned during the year	$—	$—	$1	$149	$147	$146	$—	$—	$—	$6	$7	$8
Interest cost on benefit obligation	351	378	469	268	246	287	13	17	24	96	93	104
Expected return on assets	(683)	(824)	(821)	(253)	(245)	(281)	(13)	(17)	(18)	(84)	(77)	(84)
Amortization of unrecognized:
Prior service cost (benefit)	2	2	2	(6)	5	(4)	(9)	(2)	—	(9)	(9)	(10)
Net actuarial loss (gain)	228	233	200	62	70	61	(3)	—	—	13	20	23
Curtailment loss (gain)(1)	—	—	1	1	(8)	(6)	—	—	—	—	—	—
Settlement loss (gain)(1)	—	—	—	10	(1)	6	—	—	—	—	—	—
Total net (benefit) expense	$(102)	$(211)	$(148)	$231	$214	$209	$(12)	$(2)	$6	$22	$34	$41

(1)Losses (gains) due to curtailment and settlement relate to repositioning and divestiture activities.

Contributions
The Company’s funding practice for U.S. and non-U.S. pension and postretirement plans is generally to fund to minimum funding requirements in accordance with applicable local laws and regulations. The Company may increase its contributions above the minimum required contribution, if appropriate. In addition, management has the ability to change its funding practices. For the U.S. pension plans, there were no required minimum cash contributions for 2021 or 2020.
The following table summarizes the Company’s actual contributions for the years ended December 31, 2021 and 2020, as well as expected Company contributions for 2022. Expected contributions are subject to change, since contribution decisions are affected by various factors, such as market performance, tax considerations and regulatory requirements.

	Pension plans(1)						Postretirement benefit plans(1)
	U.S. plans(2)			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Contributions made by the Company	$—	$—	$—	$74	$104	$115	$—	$—	$—	$3	$3	$4
Benefits paid directly by (reimbursements to) the Company(3)	57	56	56	413	51	43	5	22	(15)	6	5	5

(1)    Amounts reported for 2022 are expected amounts.
(2)     The U.S. pension plans include benefits paid directly by the Company for the nonqualified pension plans.
(3)    Estimated 2022 benefit payments have increased due to the wind-down of Citi’s consumer banking business in Korea, as it is expected that employees who elected the VERP will be withdrawing their pension plan assets. See Note 2 for additional information.
Funded Status and Accumulated Other Comprehensive Income (AOCI)
The following table summarizes the funded status and amounts recognized on the Consolidated Balance Sheet for the Company’s pension and postretirement plans:

	Pension plans				Postretirement benefit plans
	U.S. plans		Non-U.S. plans		U.S. plans		Non-U.S. plans
In millions of dollars	2021	2020	2021	2020	2021	2020	2021	2020
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$13,815	$13,453	$8,629	$8,105	$559	$692	$1,390	$1,384
Benefits earned during the year	—	—	149	147	—	—	6	7
Interest cost on benefit obligation	351	378	268	246	13	17	96	93
Plan amendments(1)	—	—	6	(4)	—	(104)	—	—
Actuarial (gain) loss(2)	(447)	950	(344)	518	(28)	(18)	(110)	30
Benefits paid, net of participants’ contributions and government subsidy(3)	(953)	(966)	(345)	(298)	(43)	(28)	(78)	(64)
Settlement gain(4)	—	—	(124)	(110)	—	—	—	—
Curtailment gain(4)	—	—	(30)	(14)	—	—	—	—
Foreign exchange impact and other	—	—	(208)	39	—	—	(135)	(60)
Projected benefit obligation at year end	$12,766	$13,815	$8,001	$8,629	$501	$559	$1,169	$1,390
Change in plan assets
Plan assets at fair value at beginning of year	$13,309	$12,717	$7,831	$7,556	$331	$345	$1,146	$1,127
Actual return on assets(2)	565	1,502	217	584	9	29	97	129
Company contributions (reimbursements)	56	56	155	158	22	(15)	8	9
Benefits paid, net of participants’ contributions and government subsidy(3)	(953)	(966)	(345)	(298)	(43)	(28)	(78)	(64)
Settlement gain(4)	—	—	(124)	(110)	—	—	—	—
Foreign exchange impact and other	—	—	(120)	(59)	—	—	(130)	(55)
Plan assets at fair value at year end	$12,977	$13,309	$7,614	$7,831	$319	$331	$1,043	$1,146
Funded status of the plans
Qualified plans(5)	$894	$230	$(387)	$(798)	$(182)	$(228)	$(126)	$(244)
Nonqualified plans(6)	(683)	(736)	—	—	—	—	—	—
Funded status of the plans at year end	$211	$(506)	$(387)	$(798)	$(182)	$(228)	$(126)	$(244)
Net amount recognized
Qualified plans
Benefit asset	$894	$230	$963	$741	$—	$—	$165	$25
Benefit liability	—	—	(1,350)	(1,539)	(182)	(228)	(291)	(269)
Qualified plans	$894	$230	$(387)	$(798)	$(182)	$(228)	$(126)	$(244)
Nonqualified plans	(683)	(736)	—	—	—	—	—	—
Net amount recognized on the balance sheet	$211	$(506)	$(387)	$(798)	$(182)	$(228)	$(126)	$(244)
Amounts recognized in AOCI(7)
Net transition obligation	$—	$—	$—	$—	$—	$—	$—	$—
Prior service (cost) benefit	(8)	(10)	5	12	92	101	47	63
Net actuarial (loss) gain	(6,575)	(7,132)	(1,400)	(1,863)	77	56	(182)	(348)
Net amount recognized in equity (pretax)	$(6,583)	$(7,142)	$(1,395)	$(1,851)	$169	$157	$(135)	$(285)
Accumulated benefit obligation at year end	$12,765	$13,812	$7,559	$8,116	$501	$559	$1,169	$1,390

(1)The U.S. postretirement benefit plan was amended in 2020 to move grandfathered Medicare-eligible retirees to the Medicare individual marketplace.
(2)During 2021, the actuarial gain was primarily due to the increase in global discount rates partially offset by lower than expected asset returns. During 2020, the actuarial loss was primarily due to the decline in global discount rates partially offset by favorable asset returns.
(3)U.S. postretirement benefit plans were net of Employer Group Waiver Plan subsidies of $11 million and $40 million in 2021 and 2020, respectively.
(4)Curtailment and settlement gains relate to repositioning and divestiture activities.
(5)The U.S. qualified pension plan was fully funded under specified Employee Retirement Income Security Act (ERISA) funding rules as of January 1, 2022 and no minimum required funding is expected for 2022.
(6)The nonqualified plans of the Company are unfunded.
(7)The framework for the Company’s pension oversight process includes monitoring of potential settlement charges for all plans. Settlement accounting is triggered when either the sum of all settlements (including lump sum payments) for the year is greater than service plus interest costs or if more than 10% of the plan’s projected benefit obligation will be settled. Because some of Citi’s significant plans are frozen and have no material service cost, settlement accounting may apply in the future.

The following table shows the change in AOCI related to the Company’s pension, postretirement and post employment plans:

In millions of dollars	2021	2020	2019
Beginning of year balance, net of tax(1)(2)	$(6,864)	$(6,809)	$(6,257)
Actuarial assumptions changes and plan experience	963	(1,464)	(2,300)
Net asset gain (loss) due to difference between actual and expected returns	(148)	1,076	1,427
Net amortization	280	318	274
Prior service credit (cost)	(7)	108	(7)
Curtailment/settlement gain(3)	11	(8)	1
Foreign exchange impact and other	153	(108)	(66)
Change in deferred taxes, net	(240)	23	119
Change, net of tax	$1,012	$(55)	$(552)
End of year balance, net of tax(1)(2)	$(5,852)	$(6,864)	$(6,809)

(1)See Note 19 for further discussion of net AOCI balance.
(2)Includes net-of-tax amounts for certain profit-sharing plans outside the U.S.
(3)Curtailment and settlement relate to repositioning and divestiture activities.

At December 31, 2021 and 2020, the aggregate projected benefit obligation (PBO), the aggregate accumulated benefit obligation (ABO) and the aggregate fair value of plan assets are presented for all defined benefit pension plans with a PBO in excess of plan assets and for all defined benefit pension plans with an ABO in excess of plan assets as follows:

	PBO exceeds fair value of plan assets				ABO exceeds fair value of plan assets
	U.S. plans(1)		Non-U.S. plans		U.S. plans(1)		Non-U.S. plans
In millions of dollars	2021	2020	2021	2020	2021	2020	2021	2020
Projected benefit obligation	$683	$736	$3,966	$4,849	$683	$736	$3,809	$4,723
Accumulated benefit obligation	682	734	3,574	4,400	682	734	3,477	4,329
Fair value of plan assets	—	—	2,616	3,310	—	—	2,486	3,212

(1)As of December 31, 2021 and 2020, only the nonqualified plans’ PBO and ABO exceeded plan assets.
Plan Assumptions
The Company utilizes a number of assumptions to determine plan obligations and expenses. Changes in one or a combination of these assumptions will have an impact on the Company’s pension and postretirement PBO, funded status and (benefit) expense. Changes in the plans’ funded status resulting from changes in the PBO and fair value of plan assets will have a corresponding impact on Accumulated other comprehensive income (loss).
The actuarial assumptions at the respective years ended December 31 in the table below are used to measure the year-end PBO and the net periodic (benefit) expense for the subsequent year (period). Since Citi’s Significant Plans are measured on a quarterly basis, the year-end rates for those plans are used to calculate the net periodic (benefit) expense for the subsequent year’s first quarter.

As a result of the quarterly measurement process, the net periodic (benefit) expense for the Significant Plans is calculated at each respective quarter end based on the preceding quarter-end rates (as shown below for the U.S. and non-U.S. pension and postretirement plans). The actuarial assumptions for All Other Plans are measured annually.

Certain assumptions used in determining pension and postretirement benefit obligations and net benefit expense for the Company’s plans are shown in the following table:

At year end	2021	2020
Discount rate
U.S. plans
Qualified pension	2.80%	2.45%
Nonqualified pension	2.80	2.35
Postretirement	2.75	2.20
Non-U.S. pension plans
Range(1)	-0.10 to 11.95	-0.25 to 11.15
Weighted average	3.96	3.14
Non-U.S. postretirement plans
Range	1.05 to 10.00	0.80 to 8.55
Weighted average	8.28	7.42
Future compensation increase rate(2)
Non-U.S. pension plans
Range	1.30 to 11.25	1.20 to 11.25
Weighted average	3.10	3.10
Expected return on assets
U.S. plans
Qualified pension	5.00	5.80
Postretirement(3)	5.00/1.50	5.80/1.50
Non-U.S. pension plans
Range	0.00 to 11.50	0.00 to 11.50
Weighted average	3.69	3.39
Non-U.S. postretirement plans
Range	6.00 to 8.00	5.95 to 8.00
Weighted average	7.99	7.99

(1)    Due to historically low global interest rates, there were negative discount rates for plans with relatively short duration in certain major markets, such as the Eurozone and Switzerland.
(2)    Not material for U.S. plans.
(3)    For the years ended 2021 and 2020, the expected return on assets for the VEBA Trust was 1.50%.

During the year	2021	2020	2019
Discount rate
U.S. plans
Qualified pension	2.45%/3.10%/ 2.75%/2.80%	3.25%/3.20%/ 2.60%/2.55%	4.25%/3.85%/ 3.45%/3.10%
Nonqualified pension	2.35/3.00/ 2.70/2.75	3.25/3.25/ 2.55/2.50	4.25/3.90/ 3.50/3.10
Postretirement	2.20/2.85/ 2.60/2.65	3.15/3.20/ 2.45/2.35	4.20/3.80/ 3.35/3.00
Non-U.S. pension plans(1)
Range(2)	-0.25 to 11.15	-0.10 to 11.30	-0.05 to 12.00
Weighted average	3.14	3.65	4.47
Non-U.S. postretirement plans(1)
Range	0.80 to 9.80	0.90 to 9.75	1.75 to 10.75
Weighted average	7.42	7.76	9.05
Future compensation increase rate(3)
Non-U.S. pension plans(1)
Range	1.20 to 11.25	1.50 to 11.50	1.30 to 13.67
Weighted average	3.10	3.17	3.16
Expected return on assets
U.S. plans
Qualified pension(4)	5.80/5.60/5.60/5.00	6.70	6.70
Postretirement(4)	5.80/1.50	6.70/3.00	6.70/3.00
Non-U.S. pension plans(1)
Range	0.00 to 11.50	0.00 to 11.50	1.00 to 11.50
Weighted average	3.39	3.95	4.30
Non-U.S. postretirement plans(1)
Range	5.95 to 8.00	6.20 to 8.00	8.00 to 9.20
Weighted average	7.99	7.99	8.01

(1)    Reflects rates utilized to determine the quarterly expense for Significant non-U.S. pension and postretirement plans.
(2)    Due to historically low global interest rates, there were negative discount rates for plans with relatively short duration in certain major markets, such as the Eurozone and Switzerland.
(3)    Not material for U.S. plans.
(4)    The expected return on assets for the U.S. pension and postretirement plans was lowered from 5.80% to 5.60% effective April 1, 2021 and to 5.00% effective October 1, 2021 to reflect the change in target asset allocation.

Discount Rate
The discount rates for the U.S. pension and postretirement plans were selected by reference to a Citigroup-specific analysis using each plan’s specific cash flows and compared with high-quality corporate bond indices for reasonableness. The discount rates for the non-U.S. pension and postretirement plans are selected by reference to high-quality corporate bond rates in countries that have developed corporate bond markets. However, where developed corporate bond markets do not exist, the discount rates are selected by reference to local government bond rates with a premium added to reflect the additional risk for corporate bonds in certain countries. Effective December 31, 2019, the established rounding convention is to the nearest 5 bps for all countries.

Expected Return on Assets
The Company determines its assumptions for the expected return on assets for its U.S. pension and postretirement plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted average range of nominal rates is then determined based on target allocations to each asset class. Market performance over a number of earlier years is evaluated covering a wide range of economic conditions to determine whether there are sound reasons for projecting any past trends.
The Company considers the expected return on assets to be a long-term assessment of return expectations and does not anticipate changing this assumption unless there are significant changes in investment strategy or economic conditions. This contrasts with the selection of the discount rate and certain other assumptions, which are reconsidered annually (or quarterly for the Significant Plans) in accordance with GAAP.
The expected return on assets reflects the expected annual appreciation of the plan assets and reduces the Company’s annual pension expense. The expected return on assets is deducted from the sum of service cost, interest cost and other components of pension expense to arrive at the net pension (benefit) expense.
The following table shows the expected return on assets used in determining the Company’s pension expense compared to the actual return on assets during 2021, 2020 and 2019 for the U.S. pension and postretirement plans:

U.S. plans (During the year)	2021	2020	2019
Expected return on assets
U.S. pension and postretirement trust	5.80%/5.60%/5.60%/5.00%	6.70%	6.70%
VEBA trust	1.50	3.00	3.00
Actual return on assets(1)
U.S. pension and postretirement trust	5.14	12.84	15.20
VEBA trust	1.52	2.11	1.91 to 2.76

(1)Actual return on assets is presented net of fees.

Sensitivities of Certain Key Assumptions
The following tables summarize the effect on pension expense:

	Discount rate
	One-percentage-point increase
In millions of dollars	2021	2020	2019
U.S. plans	$35	$34	$28
Non-U.S. plans	(4)	(16)	(19)
	One-percentage-point decrease
In millions of dollars	2021	2020	2019
U.S. plans	$(49)	$(52)	$(44)
Non-U.S. plans	25	25	32

The U.S. Qualified Pension Plan was frozen in 2008, and as a result, most service costs have been eliminated. The pension expense for the U.S. Qualified Pension Plan is therefore driven primarily by interest cost rather than by service cost. An increase in the discount rate generally increases pension expense.
For Non-U.S. Pension Plans that are not frozen (in countries such as Mexico, the U.K. and South Korea), there is more service cost. The pension expense for the Non-U.S. Plans is driven by both service cost and interest cost. An increase in the discount rate generally decreases pension expense due to the greater impact on service cost compared to interest cost.
Since the U.S. Qualified Pension Plan was frozen, most of the prospective service cost has been eliminated and the gain/loss amortization period was changed to the life expectancy for inactive participants. As a result, pension expense for the U.S. Qualified Pension Plan is driven more by interest costs than service costs, and an increase in the discount rate would increase pension expense, while a decrease in the discount rate would decrease pension expense.
The following tables summarize the effect on pension expense:

	Expected return on assets
	One-percentage-point increase
In millions of dollars	2021	2020	2019
U.S. plans	$(124)	$(123)	$(123)
Non-U.S. plans	(70)	(66)	(64)
	One-percentage-point decrease
In millions of dollars	2021	2020	2019
U.S. plans	$124	$123	$123
Non-U.S. plans	70	66	64

Health Care Cost Trend Rate
Assumed health care cost trend rates were as follows:

	2021	2020
Health care cost increase rate for U.S. plans
Following year	6.25%	6.50%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2027	2027
Health care cost increase rate for non-U.S. plans (weighted average)
Following year	6.92%	6.85%
Ultimate rate to which cost increase is assumed to decline	6.92	6.85
Year in which the ultimate rate is reached	2022	2021
Interest Crediting Rate
The Company has cash balance plans and other plans with promised interest crediting rates. For these plans, the interest crediting rates are set in line with plan rules or country legislation and do not change with market conditions.

	Weighted average interest crediting rate
At year end	2021	2020	2019
U.S. plans	1.80%	1.45%	2.25%
Non-U.S. plans	1.61	1.60	1.61

Plan Assets
Citigroup’s pension and postretirement plans’ asset allocations for the U.S. plans and the target allocations by asset category based on asset fair values are as follows:

	Target asset allocation	U.S. pension assets at December 31,		U.S. postretirement assets at December 31,
Asset category(1)	2022	2021	2020	2021	2020
Equity securities(2)	0–22%	7%	16%	7%	16%
Debt securities(3)	55–114	72	59	72	59
Real estate	0–4	2	4	2	4
Private equity	0–5	6	3	6	3
Other investments	0–23	13	18	13	18
Total		100%	100%	100%	100%

(1)Asset allocations for the U.S. plans are set by investment strategy, not by investment product. For example, private equities with an underlying investment in real estate are classified in the real estate asset category, not private equity.
(2)Equity securities in the U.S. pension and postretirement plans do not include any Citigroup common stock at the end of 2021 and 2020.
(3)The VEBA Trust for postretirement benefits is primarily invested in cash equivalents and debt securities in 2021 and 2020 and is not reflected in the table above.

Third-party investment managers and advisors provide their services to Citigroup’s U.S. pension and postretirement plans. Assets are rebalanced as the Company’s Pension Plan Investment Committee deems appropriate. Citigroup’s investment strategy, with respect to its assets, is to maintain a globally diversified investment portfolio across several asset classes that, when combined with Citigroup’s contributions to the plans, will maintain the plans’ ability to meet all required benefit obligations.
Citigroup’s pension and postretirement plans’ weighted-average asset allocations for the non-U.S. plans and the actual ranges, and the weighted-average target allocations by asset category based on asset fair values, are as follows:

	Non-U.S. pension plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2022	2021	2020	2021	2020
Equity securities	0–100%	0–100%	0–100%	16%	15%
Debt securities	0–100	0–100	0–100	76	77
Real estate	0–15	0–14	0–12	1	1
Other investments	0–100	0–100	0–100	7	7
Total				100%	100%

(1)Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

	Non-U.S. postretirement plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2022	2021	2020	2021	2020
Equity securities	0–42%	0–42%	0–38%	41%	38%
Debt securities	54–100	53–100	56–100	53	56
Other investments	0–4	0–6	0–6	6	6
Total				100%	100%

(1)Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

Fair Value Disclosure
For information on fair value measurements, including descriptions of Levels 1, 2 and 3 of the fair value hierarchy and the valuation methodology utilized by the Company, see Notes 1 and 24. Investments measured using the NAV per share practical expedient are excluded from Level 1, Level 2 and Level 3 in the tables below.
Certain investments may transfer between the fair value hierarchy classifications during the year due to changes in valuation methodology and pricing sources.
Plan assets by detailed asset categories and the fair value hierarchy are as follows:

	U.S. pension and postretirement benefit plans(1)
In millions of dollars	Fair value measurement at December 31, 2021
Asset categories	Level 1	Level 2	Level 3	Total
U.S. equities	$358	$—	$—	$358
Non-U.S. equities	460	—	—	460
Mutual funds and other registered investment companies	297	—	—	297
Commingled funds	—	1,143	—	1,143
Debt securities	1,657	5,770	—	7,427
Annuity contracts	—	—	4	4
Derivatives	2	17	—	19
Other investments	13	—	25	38
Total investments	$2,787	$6,930	$29	$9,746
Cash and short-term investments	$635	$75	$—	$710
Other investment liabilities	(7)	(17)	—	(24)
Net investments at fair value	$3,415	$6,988	$29	$10,432
Other investment liabilities redeemed at NAV				$(87)
Securities valued at NAV				2,951
Total net assets				$13,296

(1)The investments of the U.S. pension and postretirement plans are commingled in one trust. At December 31, 2021, the allocable interests of the U.S. pension and postretirement plans were 98.0% and 2.0%, respectively. The investments of the VEBA Trust for postretirement benefits are reflected in the above table.

	U.S. pension and postretirement benefit plans(1)
In millions of dollars	Fair value measurement at December 31, 2020
Asset categories	Level 1	Level 2	Level 3	Total
U.S. equities	$813	$—	$—	$813
Non-U.S. equities	725	—	—	725
Mutual funds and other registered investment companies	447	—	—	447
Commingled funds	—	1,056	—	1,056
Debt securities	1,275	4,430	—	5,705
Annuity contracts	—	—	1	1
Derivatives	8	6	—	14
Other investments	16	—	57	73
Total investments	$3,284	$5,492	$58	$8,834
Cash and short-term investments	$72	$1,035	$—	$1,107
Other investment liabilities	(2)	(10)	—	(12)
Net investments at fair value	$3,354	$6,517	$58	$9,929
Other investment receivables redeemed at NAV				$99
Securities valued at NAV				3,612
Total net assets				$13,640

(1)The investments of the U.S. pension and postretirement plans are commingled in one trust. At December 31, 2020, the allocable interests of the U.S. pension and postretirement plans were 98.0% and 2.0%, respectively. The investments of the VEBA Trust for postretirement benefits are reflected in the above table.

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2021
Asset categories	Level 1	Level 2	Level 3	Total
U.S. equities	$127	$19	$—	$146
Non-U.S. equities	713	92	—	805
Mutual funds and other registered investment companies	2,888	66	—	2,954
Commingled funds	21	—	—	21
Debt securities	4,263	1,341	—	5,604
Real estate	—	3	2	5
Annuity contracts	—	—	2	2
Derivatives	—	239	—	239
Other investments	—	—	318	318
Total investments	$8,012	$1,760	$322	$10,094
Cash and short-term investments	$117	$5	$—	$122
Other investment liabilities	—	(1,578)	—	(1,578)
Net investments at fair value	$8,129	$187	$322	$8,638
Securities valued at NAV				$19
Total net assets				$8,657

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2020
Asset categories	Level 1	Level 2	Level 3	Total
U.S. equities	$5	$16	$—	$21
Non-U.S. equities	105	670	—	775
Mutual funds and other registered investment companies	3,137	73	—	3,210
Commingled funds	24	—	—	24
Debt securities	6,705	1,420	—	8,125
Real estate	—	2	2	4
Annuity contracts	—	—	5	5
Derivatives	—	1,005	—	1,005
Other investments	—	—	312	312
Total investments	$9,976	$3,186	$319	$13,481
Cash and short-term investments	$129	$3	$—	$132
Other investment liabilities	—	(4,650)	—	(4,650)
Net investments at fair value	$10,105	$(1,461)	$319	$8,963
Securities valued at NAV				$14
Total net assets				$8,977
Level 3 Rollforward
The reconciliations of the beginning and ending balances during the year for Level 3 assets are as follows:

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2020	Realized (losses)	Unrealized gains	Purchases, sales and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2021
Annuity contracts	$1	$—	$—	$3	$—	$4
Other investments	57	(6)	2	(28)	—	25
Total investments	$58	$(6)	$2	$(25)	$—	$29

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2019	Realized (losses)	Unrealized (losses)	Purchases, sales and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2020
Annuity contracts	$1	$—	$—	$—	$—	$1
Other investments	75	(3)	3	(18)	—	57
Total investments	$76	$(3)	$3	$(18)	$—	$58

In millions of dollars	Non-U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2020	Unrealized gains	Purchases, sales and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2021
Debt securities	$—	$—	$—	$—	$—
Real estate	2	—	—	—	2
Annuity contracts	5	—	(3)	—	2
Other investments	312	4	2	—	318
Total investments	$319	$4	$(1)	$—	$322

In millions of dollars	Non-U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2019	Unrealized (losses)	Purchases, sales and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2020
Debt securities	$10	$—	$(10)	$—	$—
Real estate	1	1	—	—	2
Annuity contracts	5	—	—	—	5
Other investments	274	23	15	—	312
Total investments	$290	$24	$5	$—	$319
Investment Strategy
The Company’s global pension and postretirement funds’ investment strategy is to invest in a prudent manner for the exclusive purpose of providing benefits to participants. The investment strategies are targeted to produce a total return that, when combined with the Company’s contributions to the funds, will maintain the funds’ ability to meet all required benefit obligations. Risk is controlled through diversification of asset types and investments in domestic and international equities, fixed income securities and cash and short-term investments. The target asset allocation in most locations outside the U.S. is primarily in equity and debt securities. These allocations may vary by geographic region and country depending on the nature of applicable obligations and various other regional considerations. The wide variation in the actual range of plan asset allocations for the funded non-U.S. plans is a result of differing local statutory requirements and economic conditions. For example, in certain countries local law requires that all pension plan assets must be invested in fixed income investments, government funds or local-country securities.

Significant Concentrations of Risk in Plan Assets
The assets of the Company’s pension plans are diversified to limit the impact of any individual investment. The U.S. qualified pension plan is diversified across multiple asset classes, with publicly traded fixed income, publicly traded equity, hedge funds and real estate representing the most significant asset allocations. Investments in these four asset classes are further diversified across funds, managers, strategies, vintages, sectors and geographies, depending on the specific characteristics of each asset class. The pension assets for the Company’s non-U.S. Significant Plans are primarily invested in publicly traded fixed income and publicly traded equity securities.

Oversight and Risk Management Practices
The framework for the Company’s pension oversight process includes monitoring of retirement plans by plan fiduciaries and/or management at the global, regional or country level, as appropriate. Independent Risk Management contributes to the risk oversight and monitoring for the Company’s U.S. qualified pension plan and non-U.S. Significant Pension Plans. Although the specific components of the oversight process are tailored to the requirements of each region, country and plan, the following elements are common to the Company’s monitoring and risk management process:

•periodic asset/liability management studies and strategic asset allocation reviews;
•periodic monitoring of funding levels and funding ratios;
•periodic monitoring of compliance with asset allocation guidelines;
•periodic monitoring of asset class and/or investment manager performance against benchmarks; and
•periodic risk capital analysis and stress testing.
Estimated Future Benefit Payments
The Company expects to pay the following estimated benefit payments in future years:

	Pension plans		Postretirement benefit plans
In millions of dollars	U.S. plans	Non-U.S. plans(1)	U.S. plans	Non-U.S. plans
2022	$956	$958	$64	$71
2023	837	452	50	74
2024	844	460	47	78
2025	846	462	44	82
2026	838	467	41	86
2027–2031	3,946	2,428	164	493

(1)Estimated 2022 benefit payments have increased due to the wind-down of Citi’s consumer banking business in Korea, as it is expected that employees who elected the VERP will be withdrawing their pension plan assets. See Note 2 for additional information.

Post Employment Plans
The Company sponsors U.S. post employment plans that provide income continuation and health and welfare benefits to certain eligible U.S. employees on long-term disability.
The following table summarizes the funded status and amounts recognized on the Company’s Consolidated Balance Sheet:

In millions of dollars	2021	2020
Funded status of the plan at year end	$(41)	$(40)
Net amount recognized in AOCI (pretax)	$(15)	$(17)

The following table summarizes the net expense recognized in the Consolidated Statement of Income for the Company’s U.S. post employment plans:

In millions of dollars	2021	2020	2019
Net expense	$10	$9	$9

Defined Contribution Plans
The Company sponsors defined contribution plans in the U.S. and in certain non-U.S. locations, all of which are administered in accordance with local laws. The most significant defined contribution plan is the Citi Retirement Savings Plan sponsored by the Company in the U.S.
Under the Citi Retirement Savings Plan, eligible U.S. employees received matching contributions of up to 6% of their eligible compensation for 2021 and 2020, subject to statutory limits. In addition, for eligible employees whose eligible compensation is $100,000 or less, a fixed contribution of up to 2% of eligible compensation is provided. All Company contributions are invested according to participants’ individual elections. The following tables summarize the Company contributions for the defined contribution plans:

	U.S. plans
In millions of dollars	2021	2020	2019
Company contributions	$436	$414	$404
	Non-U.S. plans
In millions of dollars	2021	2020	2019
Company contributions	$364	$304	$281